ING Variable Products Trust
ING VP SmallCap Opportunities Portfolio
Supplement dated February 22, 2007 to the
Class I Prospectus
dated April 28, 2006
ING VP SmallCap Opportunities Portfolio
Effective immediately, the Year-by-Year Total Returns bar chart on page 11 of the Class I Prospectus is hereby revised to reflect a total return of 15.62 for the year 1997. The bar chart is hereby deleted and replaced with the following:
Year-by-Year Total Returns (%)
(For the periods ended December 31 of each year)
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE